Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
401(k) Savings Plan and Trust
Fair Value Measurements
Schedule of investments measured at fair value

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered investment companies	$64,595,143	$-	$-	$64,595,143
Company stock	12,587,426	-	-	12,587,426
Money market account	-	402	-	402
	$77,182,569	$402	$-	77,182,971

Investments measured at NAV - Common/collective trusts:
Diversified Equity Portfolio				12,269,037
Strategic Dividend Fund				5,531,072
Bond Fund				6,225,407
Balanced Fund				10,702,191
Stable Value Fund				5,673,161
Total investments measured at fair value				$117,583,839

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered investment companies	$52,041,333	$-	$-	$52,041,333
Company stock	12,519,200	-	-	12,519,200
Money market account	-	434	-	434
	$64,560,533	$434	$-	64,560,967

Investments measured at NAV - Common/collective trusts:
Diversified Equity Portfolio				10,807,035
Strategic Dividend Fund				4,516,901
Bond Fund				5,937,597
Balanced Fund				8,755,412
Stable Value Fund				4,727,246
Total investments measured at fair value				$99,305,158